Derivatives (Details) - Schedule of Derivatives	12 Months Ended
	Dec. 31, 2023 $ / bbl MBbls	Dec. 31, 2022 $ / bbl MBbls
Q1-Q2 2024 [Member]
Schedule of Derivatives [Line Items]
Volume (in Thousands of Barrels (of Oil)) | MBbls	9,000
Weighted average floor price	70
Weighted average ceiling price	9,190
Weighted average sold call	91.9
Q3-Q4 2024 [Member]
Schedule of Derivatives [Line Items]
Volume (in Thousands of Barrels (of Oil)) | MBbls	9,000
Weighted average floor price	70
Weighted average ceiling price	85.5
Weighted average sold call	85.5
Q1-Q2 2023 [Member]
Schedule of Derivatives [Line Items]
Volume (in Thousands of Barrels (of Oil)) | MBbls		20,000
Weighted average floor price		63.75
Weighted average ceiling price		97.79
Weighted average sold call		76.06
Q3-Q4 2023 [Member]
Schedule of Derivatives [Line Items]
Volume (in Thousands of Barrels (of Oil)) | MBbls		20,000
Weighted average floor price		65
Weighted average ceiling price		100
Weighted average sold call		72.25
Q1-Q4 2024 [Member]
Schedule of Derivatives [Line Items]
Volume (in Thousands of Barrels (of Oil)) | MBbls	3,000
Weighted average floor price	71.3
Q1-Q4 2025 [Member]
Schedule of Derivatives [Line Items]
Volume (in Thousands of Barrels (of Oil)) | MBbls	3,000
Weighted average floor price	67.96